Basis of Presentation and Significant Accounting Policies (Details) - Potentially Dilutive Adjustments to Weighted Average Number of Common Shares - shares shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		100	51
Stock options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	748	1,245	750
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,782	22